Related Party Transactions (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Related party Transactions
Outstanding receivables		$ 200,000
Napo
Related party Transactions
Outstanding liabilities	$ 16,581	16,581	$ 116,383
Outstanding receivables	$ 4,209
Member of the board of directors
Related party Transactions
Outstanding receivables		$ 148,332